UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Variable Global High Yield Bond Portfolio
Class I	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$158,610,194
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	391
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7872-STSR-0826

Western Asset Variable Global High Yield Bond Portfolio
Class II	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class II1	$53	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$158,610,194
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	391
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7884-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Variable Global High Yield Bond Portfolio
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 76.3%
Communication Services — 11.5%
Diversified Telecommunication Services — 3.4%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,020,000	$1,414,333 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	162,000	159,521 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	342,988	331,759 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	724,086	702,975 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	540,000	369,727
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	700,000	752,240 (a)
Level 3 Financing Inc., Senior Notes	7.500%	2/15/37	10,000	10,273 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	850,000	868,137 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	390,000	409,876 (a)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	410,000	411,335 (a)
Total Diversified Telecommunication Services				5,430,176
Entertainment — 0.9%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	680,000	498,998
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	120,000	80,700
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	350,000	348,943 (a)
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	100,000	106,192 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	6.250%	7/1/33	170,000 EUR	203,870 (a)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	170,000	173,205 (a)
Total Entertainment				1,411,908
Media — 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	520,000	459,430
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	550,000	540,039 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	310,516
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,590,000	1,522,316
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	311,506 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	750,000	762,582 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000	1,008,327 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	510,000	524,406 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,207,000	$1,305,008
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	50,000	41,388 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	260,000	216,997 (a)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	380,000	380,229 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	290,000	300,207 (a)
VZ Secured Financing BV, Senior Secured Notes	5.250%	1/15/33	490,000 EUR	535,897 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	220,000	210,764 (a)
Total Media				8,429,612
Wireless Telecommunication Services — 1.9%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	455,653 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000	215,654 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	210,000	124,964 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000	148,467 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,050,000	621,222 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	700,481 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	300,000	246,971 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	210,000	172,745 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	270,000	228,860 (a)
Total Wireless Telecommunication Services				2,915,017

Total Communication Services				18,186,713
Consumer Discretionary — 13.6%
Automobile Components — 2.0%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	780,000	771,063 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	240,000	247,439 (a)
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	400,000	400,200 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	210,000	220,639 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	520,000	535,275 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	390,000	392,901 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	660,000	$649,724 (a)
Total Automobile Components				3,217,241
Automobiles — 1.1%
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	460,000	428,639 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,580,000	1,369,220 (a)
Total Automobiles				1,797,859
Broadline Retail — 1.7%
B&M European Value Retail PLC, Senior Secured Notes	4.000%	11/15/28	320,000 GBP	413,590 (b)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	900,000	981,871 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,510,000	1,385,044
Total Broadline Retail				2,780,505
Diversified Consumer Services — 0.2%
IPD 3 BV, Senior Secured Notes	5.500%	6/15/31	130,000 EUR	145,004 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.776%	6/15/31	100,000 EUR	113,637 (a)(c)
Total Diversified Consumer Services				258,641
Hotels, Restaurants & Leisure — 5.4%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	180,000	176,567 (a)
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	70,000	70,882 (a)
Carnival Ltd., Senior Notes	1.000%	10/28/29	1,000,000 EUR	1,068,567
Carnival Ltd., Senior Notes	4.125%	7/15/31	220,000 EUR	253,198 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	850,000	833,000 (a)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	210,000	212,538 (a)(d)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	150,000	152,402 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	240,000	238,802 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.416%	7/16/35	853,000 GBP	1,057,945 (b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000	341,197 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	600,000	587,976 (a)
MGM China Holdings Ltd., Senior Notes	6.250%	5/15/33	430,000	420,463 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	120,000	116,553 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	500,000	499,228 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	150,000	145,764 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	390,000	395,096 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	189,451
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Senior Notes	8.625%	1/15/32	240,000	$247,282 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	380,000	380,781 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	585,000	585,255 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	510,000	539,251 (a)
Total Hotels, Restaurants & Leisure				8,512,198
Household Durables — 0.4%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	390,000	387,495 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	210,000	219,513 (a)
Total Household Durables				607,008
Specialty Retail — 2.4%
Academy Ltd., Senior Secured Notes	5.875%	5/15/31	340,000	340,220 (a)
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	380,000	385,309 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	370,000	383,278 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	189,801 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,700,000	1,666,297 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	390,000	393,303 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	380,000	388,461
Total Specialty Retail				3,746,669
Textiles, Apparel & Luxury Goods — 0.4%
Birkenstock Group BV & Co. KG, Senior Notes	4.500%	6/15/33	260,000 EUR	300,397 (a)
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000 EUR	223,792 (a)
Gg12 SpA, Senior Secured Notes	6.250%	4/28/33	100,000 EUR	117,152 (a)
Total Textiles, Apparel & Luxury Goods				641,341

Total Consumer Discretionary				21,561,462
Consumer Staples — 1.9%
Beverages — 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	450,000	442,589 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000	340,963 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	400,000	389,672 (b)
Total Beverages				1,173,224
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, Senior Secured Notes	7.375%	8/31/32	100,000 GBP	$137,325 (a)
Food Products — 0.8%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	760,000	806,132 (a)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	360,000	370,753 (a)
Total Food Products				1,176,885
Household Products — 0.3%
Prestige Brands Inc., Senior Notes	6.250%	7/15/34	440,000	440,000 (a)(d)

Total Consumer Staples				2,927,434
Energy — 10.8%
Energy Equipment & Services — 0.5%
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	290,000	294,733 (a)(d)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	410,000	412,790 (a)
Total Energy Equipment & Services				707,523
Oil, Gas & Consumable Fuels — 10.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	390,000	386,460 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	180,000	180,856 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	610,000	619,352 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	730,000	752,349 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	661,092
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	744,069
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	10,000	10,086 (c)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	440,000	454,223 (c)(e)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	940,000	920,996 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.414%	9/30/29	340,540	342,887 (a)(c)(f)(g)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	370,000	374,913 (a)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	536,605 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	370,000	378,008 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	335,145
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	766,368 (a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,554,539
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	1,256,310
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	426,580
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	170,000	$177,243 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	744,000	774,193 (a)(c)(e)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	275,000	274,718 (b)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	400,000	371,404 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	250,000	234,809 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,290,000	1,260,117 (a)(c)(e)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	590,000	630,098 (a)
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	450,000	443,814 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	190,000	208,611 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	280,000	291,837 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	60,000	67,317 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	390,000	413,705 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	310,000	304,929 (a)
YPF SA, Senior Notes	6.950%	7/21/27	245,000	247,310 (a)
Total Oil, Gas & Consumable Fuels				16,400,943

Total Energy				17,108,466
Financials — 9.8%
Banks — 5.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	743,318 (a)(c)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	401,813 (a)(c)(e)
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	200,000	203,388 (c)(e)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000	$1,589,463 (a)(c)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	280,000	285,398 (c)(e)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	140,000	143,454 (c)(e)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	500,000	472,204 (c)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	270,000	271,909 (c)(e)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000	1,907,506 (a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	250,000	253,241 (c)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	220,000	225,381 (c)(e)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	690,000	621,998 (c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	736,706 (c)(e)
Ueno Bank SA, Senior Notes	6.700%	3/6/31	260,000	253,461 (a)
Total Banks				8,109,240
Capital Markets — 1.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,070,000	995,769 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	309,804 (c)(e)
Credit Suisse AG AT1 Claim	—	—	3,590,000	0 *(f)(g)(h)
RAY Financing LLC, Senior Secured Notes	6.500%	7/15/31	330,000 EUR	381,187 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	260,000	267,569 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	430,000	$434,112 (a)(c)(e)
Total Capital Markets				2,388,441
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	790,000	785,316 (a)(c)
Financial Services — 1.9%
Block Inc., Senior Notes	6.000%	8/15/33	360,000	362,691 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	160,000	152,146 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	760,000	781,973 (a)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	720,000	739,389 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	300,000	313,943 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	8.750%	1/15/32	650,000	644,436 (a)
Total Financial Services				2,994,578
Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	150,000	134,955 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	230,000	233,091 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	370,000	373,098 (a)
Total Insurance				741,144
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	210,000	207,203 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	370,000	348,402 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				555,605

Total Financials				15,574,324
Health Care — 4.6%
Health Care Providers & Services — 2.7%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	430,000	423,286 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	170,000	152,788 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	487,000	$525,079 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	420,000	439,039 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	400,000	383,108
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	810,000	776,942 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	370,000	384,101 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	360,000	364,650 (a)
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	780,000	787,381 (a)
Total Health Care Providers & Services				4,236,374
Pharmaceuticals — 1.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	880,000	891,885 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	680,000	679,269 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	80,000	60,250 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	970,000	1,094,216
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	500,000	386,225
Total Pharmaceuticals				3,111,845

Total Health Care				7,348,219
Industrials — 9.2%
Aerospace & Defense — 0.3%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	190,000	194,269 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	150,000	153,369 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	80,000	82,048 (a)
Total Aerospace & Defense				429,686
Air Freight & Logistics — 0.3%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	470,000	471,837 (a)
Building Products — 0.9%
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	360,000	352,632 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	570,000	578,173 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	530,000	541,478 (a)
Total Building Products				1,472,283
Commercial Services & Supplies — 1.6%
Boels Topholding BV, Senior Secured Notes	5.750%	5/15/30	260,000 EUR	305,858 (a)
Core & Main LP, Senior Notes	6.000%	7/1/34	410,000	412,351 (a)(d)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	10,000	9,981
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
CoreCivic Inc., Senior Notes	8.250%	4/15/29	510,000	$531,473
GEO Group Inc., Senior Notes	10.250%	4/15/31	370,000	399,985
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	140,000	145,932
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	210,000	205,661 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	520,000	526,400 (a)
Total Commercial Services & Supplies				2,537,641
Construction & Engineering — 1.6%
AECOM, Senior Notes	6.000%	8/1/33	380,000	380,784 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	240,000	250,548 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	550,000	569,629 (a)
Egis SA, Senior Notes	5.125%	5/15/31	130,000 EUR	151,487 (a)
Granite Construction Inc., Senior Notes	6.375%	6/15/34	280,000	285,419 (a)
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	790,000	795,475 (a)(d)
Total Construction & Engineering				2,433,342
Electrical Equipment — 0.3%
WESCO Distribution Inc., Senior Notes	5.500%	4/15/34	400,000	396,693 (a)
Machinery — 1.0%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000 EUR	205,753 (b)
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	170,000	170,498 (a)
HTA Group Ltd., Senior Notes	7.500%	6/4/29	600,000	614,608 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	380,000	396,777 (a)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	192,873 EUR	221,286 (a)
Total Machinery				1,608,922
Passenger Airlines — 0.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	360,000	360,911 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	220,000	229,185 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	220,000	218,695
Total Passenger Airlines				808,791
Trading Companies & Distributors — 2.1%
ADI Escrow Issuer LLC, Senior Notes	7.125%	7/15/34	170,000	173,535 (a)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000	388,559 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	250,000	260,371 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	480,000	491,793 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	830,000	$816,544 (a)(d)
Herc Holdings Inc., Senior Notes	6.000%	3/15/34	380,000	377,867 (a)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	80,000	81,578 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	230,000	236,250 (a)
United Rentals North America Inc., Senior Notes	5.375%	11/15/33	560,000	551,991 (a)
Total Trading Companies & Distributors				3,378,488
Transportation Infrastructure — 0.6%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	350,000	363,816 (a)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	600,000	616,450 (a)
Total Transportation Infrastructure				980,266

Total Industrials				14,517,949
Information Technology — 4.6%
Communications Equipment — 0.5%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	730,000	769,051 (a)
IT Services — 1.7%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	550,000	549,560 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	360,000	388,568 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	760,000	771,248 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	90,000	90,651 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	50,000	49,473 (a)
CoreWeave Inc., Senior Notes	9.750%	10/1/31	240,000	239,641 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	130,000 EUR	145,705 (a)
Stingray Compute LLC, Senior Secured Notes	6.000%	6/15/31	470,000	471,515 (a)
Total IT Services				2,706,361
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	380,000	381,794 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	370,000	376,914 (a)
Total Semiconductors & Semiconductor Equipment				758,708
Software — 1.8%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	330,000	320,559 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	670,000	628,437 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	280,000	242,980 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	360,000	$354,814 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	220,000	216,986 (a)
Oracle Corp., Senior Notes	6.000%	8/3/55	450,000	383,440
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000	355,875 (a)
TeamSystem SpA, Senior Secured Notes (3 mo. EURIBOR + 3.500%)	5.704%	7/31/31	320,000 EUR	363,541 (a)(c)
Total Software				2,866,632
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	250,000	253,516 (a)

Total Information Technology				7,354,268
Materials — 3.4%
Chemicals — 1.2%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	810,000	780,058 (a)
Azelis Finance NV, Senior Notes	4.750%	9/25/29	180,000 EUR	209,847 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	170,000	175,094
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	120,000	107,800 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	708,315
Total Chemicals				1,981,114
Metals & Mining — 2.2%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	230,000	233,269 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	270,000	281,450 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,580,000	1,653,871 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	320,000	328,296 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	710,000	697,323 (a)
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	230,000	236,345 (a)
Total Metals & Mining				3,430,554

Total Materials				5,411,668
Real Estate — 3.9%
Diversified REITs — 0.8%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	160,000	155,294
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	115,875
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	150,000	120,686
Trust 2401, Senior Notes	4.869%	1/15/30	400,000	389,934 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified REITs — continued
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	520,000	$542,911 (a)
Total Diversified REITs				1,324,700
Health Care REITs — 0.5%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	490,000	448,857
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	320,000	329,766 (a)
Total Health Care REITs				778,623
Real Estate Management & Development — 0.6%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	220,888	2,761 *(b)(i)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	179,895	990 *(b)(i)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	237,466	1,306 *(b)(i)(j)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	311,709	2,338 (b)(e)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	89,247	669 (b)(j)
ELK Grove Village Property LLC, Senior Secured Notes	7.500%	6/15/31	230,000	231,728 (a)
Essendi SA, Senior Secured Notes	6.375%	10/15/29	110,000 EUR	130,733 (a)
Essendi SA, Senior Secured Notes	5.375%	5/15/30	100,000 EUR	116,818 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	380,000	389,288 (a)
Total Real Estate Management & Development				876,631
Specialized REITs — 2.0%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	140,000	142,726 (a)
Iron Mountain Inc., Senior Notes	4.750%	1/15/34	460,000 EUR	523,717 (a)
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	720,000	722,085 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	610,000	618,662 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	180,000	181,729 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	1,040,000	1,025,667 (a)
Total Specialized REITs				3,214,586

Total Real Estate				6,194,540
Utilities — 3.0%
Electric Utilities — 2.0%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	150,000	152,828 (a)
Eskom Holdings, Senior Notes	4.314%	7/23/27	570,000	564,576 (b)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,010,000	$1,007,353 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	520,000	520,464 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	250,000	261,698 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	90,000	93,195 (a)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	250,000	249,789 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	380,000	383,254 (a)
Total Electric Utilities				3,233,157
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	410,000	388,873 (a)
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	450,000	467,412 (a)
Water Utilities — 0.4%
Nova Securitisation SARL, Senior Secured Notes	5.750%	2/3/31	710,000	685,240 (a)

Total Utilities				4,774,682
Total Corporate Bonds & Notes (Cost — $119,813,979)				120,959,725
Sovereign Bonds — 10.6%
Angola — 1.0%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	412,848 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	626,366 (a)
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	490,000	506,179 (a)
Total Angola				1,545,393
Argentina — 1.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	135,102	123,685
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	247,620	219,763
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,349,180	1,081,368
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,073,575	890,241 (a)
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	390,000	417,592 (a)
Total Argentina				2,732,649
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Bahrain — 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	$423,579 (a)
Brazil — 0.3%
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	508,915
Colombia — 0.7%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	1,530,000	1,155,150
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	382,963 (a)
Dominican Republic — 0.9%
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	300,000	316,065 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	142,778 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	390,258 (b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	617,160 (a)
Total Dominican Republic				1,466,261
Ecuador — 0.6%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,143,000	987,838 (a)
Egypt — 0.6%
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	302,421 (b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	692,469 (a)
Total Egypt				994,890
Guatemala — 0.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	602,821 (a)
Ivory Coast — 0.9%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	1,043,640 (a)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	380,000	368,585 (a)
Total Ivory Coast				1,412,225
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Jordan — 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	380,000	$393,529 (a)
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000	261,959 (b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000	356,753 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000	208,955 (a)
Total Nigeria				827,667
Oman — 0.3%
Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	439,627 (b)
Paraguay — 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000	497,655 (a)
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000	239,770 (a)
South Africa — 0.8%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	500,000	494,259
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	450,000	442,960 (a)
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	322,612
Total South Africa				1,259,831
Turkey — 0.3%
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	680,000	517,457
Ukraine — 0.3%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,796	14,951 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,713	43,980 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	100,180	70,501 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,672	$39,585 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	133,249	92,459 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,728	32,937 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	147,285	101,330 (a)
Total Ukraine				395,743

Total Sovereign Bonds (Cost — $15,831,638)				16,783,963
Asset-Backed Securities — 6.6%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.425%	4/20/37	360,000	356,448 (a)(c)
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.322%	1/21/35	500,000	450,438 (a)(c)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.375%	1/20/37	120,000	119,927 (a)(c)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	100,000	97,644 (a)(c)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.167%	1/25/38	340,000	334,721 (a)(c)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.775%	1/20/38	150,000	149,820 (a)(c)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	6.423%	4/15/34	250,000	250,870 (a)(c)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	10.825%	10/20/35	490,000	490,265 (a)(c)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.623%	7/15/37	300,000	276,191 (a)(c)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.564%	11/22/34	310,000	311,418 (a)(c)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.925%	1/18/35	310,000	306,958 (a)(c)
Capital Four US CLO Ltd., 2025-4A E (3 mo. Term SOFR + 6.130%)	9.805%	10/18/38	370,000	375,665 (a)(c)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.425%	4/19/35	120,000	115,805 (a)(c)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.125%	1/20/38	600,000	$563,915 (a)(c)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.180%	4/16/34	300,000	295,159 (a)(c)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.425%	10/20/34	460,000	458,095 (a)(c)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.075%	1/20/38	500,000	498,847 (a)(c)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.180%	4/17/34	160,000	158,509 (a)(c)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.917%	7/25/34	220,000	218,652 (a)(c)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.175%	4/20/37	320,000	322,248 (a)(c)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.367%	1/25/38	420,000	415,629 (a)(c)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.080%	10/17/38	220,000	213,084 (a)(c)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	6.923%	10/15/37	280,000	281,203 (a)(c)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.505%	10/15/34	400,000	387,927 (a)(c)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.015%	1/20/38	370,000	353,836 (a)(c)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.365%	1/20/38	190,000	186,782 (a)(c)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	9.664%	1/22/38	380,000	379,593 (a)(c)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.125%	4/20/37	220,000	221,266 (a)(c)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.625%	7/20/37	130,000	129,817 (a)(c)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.675%	4/20/38	370,000	368,640 (a)(c)
Rockford Tower CLO Ltd., 2022-2A ER2 (3 mo. Term SOFR + 6.840%)	10.515%	3/20/38	360,000	334,176 (a)(c)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.573%	7/15/40	330,000	330,473 (a)(c)
Silver Point CLO Ltd., 2026-16A E (3 mo. Term SOFR + 4.750%)	8.405%	4/18/39	480,000	475,691 (a)(c)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.372%	1/20/38	170,000	$169,203 (a)(c)

Total Asset-Backed Securities (Cost — $10,561,343)				10,398,915
Senior Loans — 4.4%
Communication Services — 0.6%
Entertainment — 0.6%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	6/3/33	510,000	510,775 (c)(k)(l)
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	490,000	491,759 (m)

Total Communication Services				1,002,534
Consumer Discretionary — 0.9%
Automobile Components — 0.3%
ABC Technologies Inc., Term Loan B	11.894- 11.982%	1/2/40	564,646	561,842 (c)(f)(g)(k)(l)
Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	381,957	289,929 (c)(k)(l)
Hotels, Restaurants & Leisure — 0.2%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	260,000	260,441 (m)
Specialty Retail — 0.2%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	359,100	355,322 (c)(k)(l)

Total Consumer Discretionary				1,467,534
Consumer Staples — 1.3%
Consumer Staples Distribution & Retail — 1.3%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	814,737	869,393 (k)(l)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	853,287	881,553 (k)(l)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	360,000	365,400 (c)(f)(g)(k)(l)

Total Consumer Staples				2,116,346
Financials — 0.6%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.144%	3/12/29	137,217	136,810 (c)(k)(l)
Financial Services — 0.3%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	447,632	444,125 (c)(k)(l)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.644%	7/31/31	99,250	$96,290 (c)(k)(l)
Total Financial Services				540,415
Insurance — 0.2%
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	289,275	274,295 (c)(k)(l)

Total Financials				951,520
Health Care — 0.4%
Health Care Providers & Services — 0.2%
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	3/31/33	380,000	372,875 (c)(k)(l)
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/17/32	239,396	237,211 (c)(k)(l)

Total Health Care				610,086
Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	393,206	110,098 *(g)(i)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	149,805	2,996 *(g)(i)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	65,231	61,969 (c)(g)(j)(k)(l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	16,178	15,369 (c)(g)(j)(k)(l)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	31,951	30,354 (c)(g)(j)(k)(l)

Total Industrials				220,786
Information Technology — 0.2%
Software — 0.2%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.494%	10/8/28	199,479	155,700 (c)(k)(l)
Coreweave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%)	8.120%	11/6/31	150,000	153,223 (c)(k)(l)(n)

Total Information Technology				308,923
Materials — 0.2%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	3/15/29	383,932	371,934 (c)(k)(l)

Total Senior Loans (Cost — $7,375,748)				7,049,663
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate		Shares	Value
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.632%		12,537	$312,798 (c)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		3,941	89,224 (c)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.340%		7,229	162,797 (c)

Total Preferred Stocks (Cost — $582,768)				564,819

Common Stocks — 0.3%
Consumer Staples — 0.3%
Beverages — 0.2%
Altice France Luxco			12,016	239,998 *
Consumer Staples Distribution & Retail — 0.1%
VCI Asset Holdings 2 LLC			165,572	174,678 *(f)(g)

Total Consumer Staples				414,676
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			120	2 *(o)
Spirit Aviation Holdings Inc.			20,733	415 *

Total Industrials				417
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			77,927	389 *(f)

Total Common Stocks (Cost — $458,336)				415,482
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.2%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	66,450	207,656 (j)

Information Technology — 0.1%
Software — 0.1%
IREN Ltd., Senior Notes	1.000%	12/1/33	220,000	191,510 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	27,858	$209 (b)

Total Convertible Bonds & Notes (Cost — $294,669)				399,375
Collateralized Mortgage Obligations(p) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $209,999)	7.023%	1/25/40	210,000	211,684 (a)(c)
		Expiration Date	Rights
Rights — 0.0%††
Consumer Staples — 0.0%††
Beverages — 0.0%††
Altice France Luxco (Cost — $0)		—	677	10,830 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $179,338)		3/12/30	14,732	295 *(a)(f)(o)
Total Investments before Short-Term Investments (Cost — $155,307,818)				156,794,751
	Rate		Shares
Short-Term Investments — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $972,139)	3.577%		972,139	972,139 (q)(r)
Total Investments — 99.5% (Cost — $156,279,957)				157,766,890
Other Assets in Excess of Liabilities — 0.5%				843,304
Total Net Assets — 100.0%				$158,610,194

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	The coupon payment on this security is currently in default as of June 30, 2026.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)
All or a portion of this loan is unfunded as of June 30, 2026. The interest rate for fully unfunded term loans is to be determined. At June 30, 2026, the total principal amount and market value of unfunded commitments totaled
$96,726 and $98,804, respectively.

(o)	Restricted security (Note 9).
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2026, the total market value of investments in Affiliated Companies was $972,139 and the cost was $972,139 (Note 8).

See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At June 30, 2026, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	134	9/26	$14,312,534	$14,344,282	$31,748
Contracts to Sell:
Euro	18	9/26	2,607,370	2,577,713	29,657
Net unrealized appreciation on open futures contracts					$61,405
At June 30, 2026, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	101,215	EUR	86,077	BNP Paribas SA	7/16/26	$2,799
USD	298,531	GBP	225,540	BNP Paribas SA	7/16/26	(633)
EUR	650,670	USD	767,234	Citibank N.A.	7/16/26	(23,286)
USD	140,698	EUR	119,083	Citibank N.A.	7/16/26	4,544
USD	268,110	EUR	230,976	Citibank N.A.	7/16/26	4,022
USD	1,358,127	EUR	1,168,834	JPMorgan Chase & Co.	7/16/26	21,732
Net unrealized appreciation on open forward foreign currency contracts						$9,178

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

 Western Asset Variable Global High Yield Bond Portfolio

Summary of Investments by Country#
United States	52.2%
Cayman Islands	5.3
United Kingdom	4.4
Mexico	4.3
Brazil	2.5
Argentina	2.5
Colombia	2.1
Zambia	1.9
Turkey	1.7
South Africa	1.6
Italy	1.5
Germany	1.2
Dominican Republic	1.2
Luxembourg	1.2
Guatemala	1.1
France	1.1
Angola	1.0
Canada	1.0
Israel	0.9
Jersey	0.9
Ivory Coast	0.9
Chile	0.8
Switzerland	0.7
Netherlands	0.7
Egypt	0.6
Ecuador	0.6
Hong Kong	0.6
Nigeria	0.5
Peru	0.5
Paraguay	0.5
Kazakhstan	0.4
Tanzania	0.4
Macau	0.4
Oman	0.3
Japan	0.3
Bahrain	0.3
Spain	0.3
Ukraine	0.2
Jordan	0.2
Costa Rica	0.2
Senegal	0.1
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Variable Global High Yield Bond Portfolio
Summary of Investments by Country# (cont’d)
Bermuda	0.1%
Belgium	0.1
Australia	0.1
China	0.0 †
Short-Term Investments	0.6
100.0%

#	As a percentage of total investments. Please note that the Portfolio holdings are as of June 30, 2026, and are subject to change.
†	Represents less than 0.1%.
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $155,307,818)	$156,794,751
Investments in affiliated securities, at value (Cost — $972,139)	972,139
Foreign currency, at value (Cost — $230,873)	222,718
Cash	2,210,836
Interest receivable	2,573,456
Receivable for securities sold	947,558
Deposits with brokers for open futures contracts	207,254
Receivable for Portfolio shares sold	111,568
Unrealized appreciation on forward foreign currency contracts	33,097
Deposits with brokers	10,000
Dividends receivable from affiliated investments	1,708
Prepaid expenses	12
Total Assets	164,085,097
Liabilities:
Payable for securities purchased	5,208,533
Investment management fee payable	90,755
Payable for Portfolio shares repurchased	42,569
Unrealized depreciation on forward foreign currency contracts	23,919
Payable to brokers — net variation margin on open futures contracts	23,888
Service and/or distribution fees payable	19,358
Trustees’ fees payable	22
Accrued expenses	65,859
Total Liabilities	5,474,903
Total Net Assets	$158,610,194
Net Assets:
Par value (Note 7)	$243
Paid-in capital in excess of par value	191,131,228
Total distributable earnings (loss)	(32,521,277)
Total Net Assets	$158,610,194
Net Assets:
Class I	$63,451,917
Class II	$95,158,277
Shares Outstanding:
Class I	9,973,563
Class II	14,326,526
Net Asset Value:
Class I	$6.36
Class II	$6.64
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$6,123,044
Dividends from unaffiliated investments	31,673
Dividends from affiliated investments	16,160
Less: Foreign taxes withheld	(2,918)
Total Investment Income	6,167,959
Expenses:
Investment management fee (Note 2)	547,762
Service and/or distribution fees (Notes 2 and 5)	115,380
Fund accounting fees	41,407
Audit and tax fees	21,947
Shareholder reports	7,194
Legal fees	6,444
Trustees’ fees	2,923
Transfer agent fees (Notes 2 and 5)	996
Custody fees	847
Commitment fees (Note 10)	650
Insurance	507
Miscellaneous expenses	4,229
Total Expenses	750,286
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(504)
Net Expenses	749,782
Net Investment Income	5,418,177
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(54,190)
Futures contracts	(290,560)
Swap contracts	(10,478)
Forward foreign currency contracts	26,721
Foreign currency transactions	6,105
Net Realized Loss	(322,402)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,308,507)
Futures contracts	88,880
Forward foreign currency contracts	27,481
Foreign currencies	(5,034)
Change in Net Unrealized Appreciation (Depreciation)	(1,197,180)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,519,582)
Increase in Net Assets From Operations	$3,898,595
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$5,418,177	$10,180,727
Net realized loss	(322,402)	(1,530,859)
Change in net unrealized appreciation (depreciation)	(1,197,180)	5,967,533
Increase in Net Assets From Operations	3,898,595	14,617,401
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(40,013)	(10,091,021)
Decrease in Net Assets From Distributions to Shareholders	(40,013)	(10,091,021)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	7,893,992	14,615,486
Reinvestment of distributions	40,013	10,091,021
Cost of shares repurchased	(11,925,405)	(23,964,158)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(3,991,400)	742,349
Increase (Decrease) in Net Assets	(132,818)	5,268,729
Net Assets:
Beginning of period	158,743,012	153,474,283
End of period	$158,610,194	$158,743,012
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.20	$6.04	$6.02	$5.78	$7.19	$7.43
Income (loss) from operations:
Net investment income	0.22	0.42	0.41	0.39	0.34	0.34
Net realized and unrealized gain (loss)	(0.06)	0.18	0.02	0.19	(1.32)	(0.24)
Total income (loss) from operations	0.16	0.60	0.43	0.58	(0.98)	0.10
Less distributions from:
Net investment income	(0.00)[3]	(0.44)	(0.41)	(0.34)	(0.43)	(0.34)
Total distributions	(0.00)[3]	(0.44)	(0.41)	(0.34)	(0.43)	(0.34)
Net asset value, end of period	$6.36	$6.20	$6.04	$6.02	$5.78	$7.19
Total return[4]	2.61%	9.96%	7.06%	10.26%	(13.72)%	1.33%
Net assets, end of period (000s)	$63,452	$66,321	$71,325	$76,028	$76,863	$99,346
Ratios to average net assets:
Gross expenses	0.81%[5]	0.81%	0.81%	0.83%	0.79%	0.82%
Net expenses[6,7]	0.81 [5]	0.81	0.81	0.83	0.79	0.82
Net investment income	7.08 [5]	6.69	6.62	6.59	5.37	4.49
Portfolio turnover rate	31%	57%	51%	34%	58%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.48	$6.29	$6.26	$6.00	$7.44	$7.68
Income (loss) from operations:
Net investment income	0.22	0.42	0.41	0.39	0.34	0.33
Net realized and unrealized gain (loss)	(0.06)	0.19	0.01	0.20	(1.37)	(0.25)
Total income (loss) from operations	0.16	0.61	0.42	0.59	(1.03)	0.08
Less distributions from:
Net investment income	(0.00)[3]	(0.42)	(0.39)	(0.33)	(0.41)	(0.32)
Total distributions	(0.00)[3]	(0.42)	(0.39)	(0.33)	(0.41)	(0.32)
Net asset value, end of period	$6.64	$6.48	$6.29	$6.26	$6.00	$7.44
Total return[4]	2.34%	9.95%	6.70%	9.96%	(13.87)%	1.04%
Net assets, end of period (000s)	$95,158	$92,422	$82,149	$67,264	$56,353	$64,999
Ratios to average net assets:
Gross expenses	1.06%[5]	1.06%	1.06%	1.08%	1.04%	1.07%
Net expenses[6,7]	1.06 [5]	1.06	1.06	1.08	1.03	1.07
Net investment income	6.83 [5]	6.45	6.38	6.35	5.16	4.26
Portfolio turnover rate	31%	57%	51%	34%	58%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$16,765,579	$342,887	$17,108,466
Financials	—	15,574,324	0 *	15,574,324
Other Corporate Bonds & Notes	—	88,276,935	—	88,276,935
Sovereign Bonds	—	16,783,963	—	16,783,963
Asset-Backed Securities	—	10,398,915	—	10,398,915
Senior Loans:
Consumer Discretionary	—	905,692	561,842	1,467,534
Consumer Staples	—	1,750,946	365,400	2,116,346
Industrials	—	—	220,786	220,786
Other Senior Loans	—	3,244,997	—	3,244,997
Preferred Stocks	$564,819	—	—	564,819
Common Stocks:
Consumer Staples	—	239,998	174,678	414,676
Industrials	415	2	—	417
Real Estate	—	389	—	389
Convertible Bonds & Notes	—	399,375	—	399,375
Collateralized Mortgage Obligations	—	211,684	—	211,684
Rights	—	10,830	—	10,830
Warrants	—	295	—	295
Total Long-Term Investments	565,234	154,563,924	1,665,593	156,794,751

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$972,139	—	—	$972,139
Total Investments	$1,537,373	$154,563,924	$1,665,593	$157,766,890
Other Financial Instruments:
Futures Contracts††	$61,405	—	—	$61,405
Forward Foreign Currency Contracts††	—	$33,097	—	33,097
Total Other Financial Instruments	$61,405	$33,097	—	$94,502
Total	$1,598,778	$154,597,021	$1,665,593	$157,861,392
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$23,919	—	$23,919

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$354,162	$490	—	$(11,765)	—
Financials	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	542,182	1,775	—	(4,578)	$554,979
Consumer Staples	—	114	—	8,886	356,400
Industrials	221,386	224,037	$(62,117)	(269,604)	132,489
Common Stocks:
Consumer Staples	—	—	—	9,106	165,572
Total	$1,117,730	$226,416	$(62,117)	$(267,955)	$1,209,440
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2026[1]
Corporate Bonds & Notes:
Energy	—	—	—	$342,887	$(11,765)
Financials	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	$(532,516)	—	—	561,842	14,524
Consumer Staples	—	—	—	365,400	8,886
Industrials	(226,795)	$201,390	—	220,786	(269,603)
Common Stocks:
Consumer Staples	—	—	—	174,678	9,106
Total	$(759,311)	$201,390	—	$1,665,593	$(248,852)

*	Amount represents less than $1.
[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation)
resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2026, the Portfolio did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended June 30, 2026, see Note 4.
(e) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(i) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $23,919. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Portfolio may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Portfolio may not receive such amounts for an extended period of time, depending on the country of investment.
(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to Western Asset the day-to-day portfolio management of the Portfolio. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.90% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $504, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2026, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the six months ended June 30, 2026, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $935 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$48,767,803
Sales	47,628,749
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$156,305,861	$5,216,819	$(3,755,790)	$1,461,029
Futures contracts	—	61,405	—	61,405
Forward foreign currency contracts	—	33,097	(23,919)	9,178
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$31,748	$29,657	$61,405
Forward foreign currency contracts	—	33,097	33,097
Total	$31,748	$62,754	$94,502

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$23,919

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(334,415)	$43,855	—	$(290,560)
Swap contracts	—	—	$(10,478)	(10,478)
Forward foreign currency contracts	—	26,721	—	26,721
Total	$(334,415)	$70,576	$(10,478)	$(274,317)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$39,378	$49,502	$88,880
Forward foreign currency contracts	—	27,481	27,481
Total	$39,378	$76,983	$116,361
During the six months ended June 30, 2026, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Futures contracts (to buy)	$14,522,699
Futures contracts (to sell)	2,634,943
Forward foreign currency contracts (to buy)	380,542
Forward foreign currency contracts (to sell)	2,423,264
Average Notional Balance**
Credit default swap contracts (buy protection)†	$490,000

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At June 30, 2026, there were no open positions held in this derivative.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
BNP Paribas SA	$2,799	$(633)	$2,166	—	$2,166
Citibank N.A.	8,566	(23,286)	(14,720)	—	(14,720)
JPMorgan Chase & Co.	21,732	—	21,732	—	21,732
Total	$33,097	$(23,919)	$9,178	—	$9,178

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$413
Class II	$115,380	583
Total	$115,380	$996
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$206
Class II	298
Total	$504

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class I	$16,557	$4,434,045
Class II	23,456	5,656,976
Total	$40,013	$10,091,021
7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	419,093	$2,637,578	546,270	$3,393,537
Shares issued on reinvestment	2,620	16,557	717,420	4,434,045
Shares repurchased	(1,138,614)	(7,161,042)	(2,389,224)	(14,973,906)
Net decrease	(716,901)	$(4,506,907)	(1,125,534)	$(7,146,324)
Class II
Shares sold	799,521	$5,256,414	1,704,171	$11,221,949
Shares issued on reinvestment	3,554	23,456	875,642	5,656,976
Shares repurchased	(728,264)	(4,764,363)	(1,383,028)	(8,990,252)
Net increase	74,811	$515,507	1,196,785	$7,888,673
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$45,426	$22,775,697	22,775,697	$21,848,984	21,848,984

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$16,160	—	$972,139
9. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	120	3/25	$1,461	$2	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	14,732	3/25	179,338	295 (b)	0.02	0.00 (a)
Total			$180,799	$297		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2026.
11. Deferred capital losses
As of December 31, 2025, the Portfolio had deferred capital losses of $39,194,375, which have no expiration date, that will be available to offset future taxable capital gains.
12. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Variable Global High Yield Bond Portfolio 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Variable Global High Yield Bond Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date
Western Asset Variable Global High Yield Bond Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified by Broadridge as global income funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2025 was above the median. The Board noted that the Fund’s performance was approximately

Western Asset Variable Global High Yield Bond Portfolio

equal to the performance of its benchmark index for the 1-year period ended December 31, 2025 and trailed the performance of its benchmark index for the 3-, 5-, and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of global income funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were above the median of the peer group.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have
Western Asset Variable Global High Yield Bond Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Variable Global High Yield Bond Portfolio

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Western Asset
Variable Global High Yield Bond Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Variable Global High Yield Bond Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Variable Global High Yield Bond Portfolio
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90146-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2026